Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 14, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	$ 1,754,372		$ 1,847,615		$ 1,949,555
Right-of-use assets	6,185
Deferred income tax asset, net	74,556		38,305
Total assets	4,107,274		4,217,221		4,332,813
Liabilities
Financial obligations	265,692		46,166
Total liabilities	1,139,074		1,187,656		1,269,186
Retained earnings	1,639,658		1,675,909
Total shareholders' equity, net	2,968,200		3,029,565		3,063,627	$ 3,047,213
IFRS 16 [Member]
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	6,185	$ 18,528
Deferred income tax asset, net	390	400
Total assets	6,575	18,928
Liabilities
Financial obligations	7,503	19,885
Total liabilities	7,503	19,885
Retained earnings	(928)	(957)
Total shareholders' equity, net	(928)	(957)
Minera Yanacocha SRL and subsidiary [Member]
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,038,294		840,454		855,881
Deferred income tax asset, net	1,071		1,071
Total assets	2,312,072		2,047,472
Liabilities
Total liabilities	1,822,360		1,463,749
Retained earnings	133,315		228,572
Total shareholders' equity, net	489,712		$ 583,723	$ 6,216	$ 659,115	$ 885,724
Minera Yanacocha SRL and subsidiary [Member] | IFRS 16 [Member]
Assets
Right-of-use assets	584	342
Total assets	584	342
Liabilities
Provisions and other accruals	596	362
Total liabilities	$ 596	$ 362